SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2023
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

Short-term borrowings were RMB 178,990 and RMB 338,075 as of December 31, 2022 and 2023, respectively, all of which consisted of borrowings from financial institutions and are repayable within one year. As of December 31, 2023, the Group had an undrawn balance of RMB 281,925 under the credit facilities agreement. All of these borrowings were unsecured and accrue interest at an average annual interest rate of 4.23% and 3.86% for the years ended December 31, 2022 and 2023, respectively.

In September 2019, 1 Pharmacy Technology entered into a credit agreement with China Merchant Bank (CMB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. In October 2020, November 2021, December 2022 and December 2023, 1 Pharmacy Technology renewed the credit agreement that allowed 1 Pharmacy Technology to borrow up to RMB 200,000 for working capital purposes for another one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.30%. The borrowings were guaranteed by Yihao Pharmacy. During the years ended December 31, 2022 and 2023, RMB 728,153 and RMB 779,635 were drawn on above credit facility and RMB 808,821 and RMB 700,540 were repaid, with the balance of RMB 118,990 and RMB 198,085 outstanding as of December 31, 2022 and 2023, respectively. The interest rate range for the borrowings in 2022 and 2023 were from 3.60% to 4.55 % per annum.

8.	SHORT-TERM BORROWINGS (Continued)

In June 2020, 1 Pharmacy Technology entered into a credit agreement with Industrial Bank (IB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China minus 0.35%. In June 2021, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB 200,000 for working capital purpose in seven months. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.78%. In November 2022, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB 200,000 for working capital purpose in twelve months and the agreement expired on November 13, 2023. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.85% in 2022 and plus 0.55% in 2023, respectively. The borrowings in the years ended December 31, 2022 and 2023 were guaranteed by Yihao Pharmacy. During the years ended December 31, 2022 and 2023, RMB30,000 and RMB20,000 were drawn on this credit facility, RMB30,000 and RMB30,000 were repaid in 2022 and 2023, with the balance of RMB30,000 and RMB20,000 outstanding as of December 31, 2022 and 2023, respectively.

In September 2022, 1 Pharmacy Technology obtained loans from Shanghai Pudong Development Bank. The borrowing was guaranteed by Yihao Pharmacy. During the years ended December 31, 2022 and 2023, RMB30,000 with annual interest rate of 4.00% and RMB50,000 with annual interest rate of 3.65% were obtained. RMB30,000 and RMB30,000 were repaid in 2022 and 2023, with the balance of RMB30,000 and RMB50,000 outstanding as of December 31, 2022and 2023, respectively.

In March 2023, The Group entered a revolving credit facility with China CITIC Bank that allows the Group to borrow up to RMB20,000 for working capital purpose till December 31, 2023. During the year ended December 31, 2023, RMB20,000 with annual interest rate of 3.70% were obtained. RMB10 were repaid in 2023, with the balance of RMB19,990 outstanding as of December 31, 2023.

As of December 31, 2023, the Group is in compliance of the financial covenants andRMB 1,926 was unused facilities under these agreements.